Investments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Investments
Investments consist of the following (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Strategic investments:
Investments accounted for under the equity method (including limited partnerships)	$53,878	$59,711
Common stock of companies representing less than 20% equity ownership held at adjusted cost	1,789	1,787

Total Strategic investments	55,667	61,498
Deferred compensation investments	21,339	20,414
Investment in Deephaven Funds	1,342	1,319

Total Investments	$78,348	$83,231